SUPPLEMENT DATED JUNE 22, 2018

TO THE PROSPECTUS DATED AUGUST 1, 2017

FOR PACIFIC FUNDS CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS AND INVESTOR CLASS SHARES

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2017, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. All changes described herein are effective after the close of business on July 31, 2018.  Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

AUTOMATIC CONVERSION OF INVESTOR CLASS SHARES TO CLASS A SHARES

At a meeting held on June 19, 2018, for each series of Pacific Funds Series Trust (the “Trust”) that offers Investor Class shares (each a “Fund”),  the Board of Trustees of the Trust approved the automatic conversion of the Fund’s Investor Class shares into Class A shares of the same Fund, and the concurrent termination of the Fund’s Investor Class shares. The conversion and termination are expected to occur after the close of business on July 31, 2018 (the “Conversion Date”).

Investor Class shareholders will not pay any sales charge, fee or other charge in connection with the conversion.  Upon the conversion, the converted Investor Class shares will be subject to the net annual fund operating expenses charged to Class A shares, which will be the same or lower than those of the Investor Class shares for the same Fund.  The expense limitation agreements that will be in effect for Class A shares of each Fund (including the converted Investor Class shares) will be in place for at least two years from the date of the conversion, through July 31, 2020.  In addition, upon the conversion, investors who held Investor Class shares will not be subject to a sales charge on Class A shares of each Fund if they (i) acquire Class A shares of a Fund as a result of the conversion of their Investor Class shares of the Fund into Class A shares; or (ii) make a subsequent purchase of Class A shares following the conversion of their Investor Class shares of the Fund to Class A shares in the same account where such investors previously were able to purchase Investor Class shares.

At any time prior to the Conversion Date, Investor Class shareholders may redeem their Investor Class shares and receive the net asset value thereof, pursuant to the procedures set forth under “Redeeming Shares - Selling Shares” in the Prospectus.

The automatic conversion of each Fund’s Investor Class shares into Class A shares is not expected to be a taxable event for federal income tax purposes and should not result in the recognition of gain or loss by converting shareholders.  Shareholders should consult their own tax advisers with respect to the particular consequences to them of the conversion.

When the Investor Class shares have been converted, all references in the Funds’ registration statement (including the Prospectus and SAI) to Investor Class will be deleted. No further notification regarding the conversion of Investor Class shares will be sent, unless circumstances change from those described above.

Overview of the Share Classes section

In addition, in the “Sales Charges — Waivers and Reductions (Class A Shares)” section, the “Waiver of the Class A Initial Sales Charges - No investor will pay a Class A initial sales charge in the following circumstances” category is deleted and replaced in its entirety as follows:

Investors will not pay a Class A initial sales charge in the following circumstances:

• When reinvesting dividends and distributions;
• When exchanging Class A shares of one Fund, that were previously assessed a sales charge, for Class A shares of another Fund;
• When investors acquire Class A shares of a Fund as a result of an automatic conversion of their Investor Class shares of the Fund into Class A shares;
• When investors make a subsequent purchase of Class A shares following the automatic conversion of their Investor Class shares to Class A shares in the same account where such investors previously were able to purchase Investor Class shares; and
• As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.

Form No.   PFSUP0618

SUPPLEMENT DATED JUNE 22, 2018

TO THE PROSPECTUS DATED AUGUST 1, 2017

FOR PACIFIC FUNDS CLASS P SHARES

This supplement revises the Pacific Funds Class P shares prospectus dated August 1, 2017, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus.  This supplement applies to PF Comstock Fund, PF Large-Cap Growth Fund, PF Main Street Core Fund and PF Mid-Cap Value Fund.  Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

NOTICE OF LIQUIDATION OF PF COMSTOCK FUND, PF LARGE-CAP GROWTH FUND,

PF MAIN STREET CORE FUND AND PF MID-CAP VALUE FUND

At a meeting held on June 19, 2018, the Board of Trustees of Pacific Funds Series Trust approved plans of liquidation for the PF Comstock Fund, PF Large-Cap Growth Fund, PF Main Street Core Fund and PF Mid-Cap Value Fund (the “Liquidating Funds”). As a result of these plans of liquidation, the Liquidating Funds are expected to be liquidated and terminated as funds of Pacific Funds Series Trust.  All references and information regarding the Liquidating Funds, as well as the sub-advisers Invesco Advisors, Inc., BlackRock Investment Management, LLC and Boston Partners Global Investors Inc., will be deleted in their entirety, effective August 1, 2018.

SUPPLEMENT DATED JUNE 22, 2018

TO THE PACIFIC FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Dated November 28, 2017 for the PF Multi-Asset Fund and PF Multi-Fixed Income Fund

and Dated August 1, 2017 for all other Funds

This supplement revises the Pacific Funds Statement of Additional Information dated November 28, 2017 for the PF Multi-Asset Fund and PF Multi-Fixed Income Fund and dated August 1, 2017 for all other Funds, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

At a meeting held on June 19, 2018, for each series of Pacific Funds Series Trust that offers Investor Class shares (each a “Fund”), the Board of Trustees of the Trust (the “Board”) approved the automatic conversion of each Fund’s Investor Class shares into Class A shares of the same Fund, and the concurrent termination of each Fund’s Investor Class shares as described in the supplement to the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated June 22, 2018. The conversion and termination are expected to occur after the close of business on July 31, 2018.  As a result, all references and information in the SAI regarding Investor Class shares will be deleted after the close of business on July 31, 2018. No further notification regarding the conversion of Investor Class shares to Class A shares and the termination of Investor Class shares will be sent.

At a meeting held on June 19, 2018, the Board also approved plans of liquidation for the PF Comstock Fund, PF Large-Cap Growth Fund, PF Main Street Core Fund and PF Mid-Cap Value Fund (the “Liquidating Funds”). As a result of these plans of liquidation, the Liquidating Funds are expected to be liquidated and terminated as funds of Pacific Funds Series Trust.  All references and information regarding the Liquidating Funds, as well as the sub-advisers Invesco Advisors, Inc., BlackRock Investment Management, LLC and Boston Partners Global Investors Inc. (also referred to as “Boston Partners”), will be deleted from the SAI in their entirety, effective August 1, 2018.

In addition, all information regarding Oppenheimer portfolio managers Manind Govil, Paul Larson, and Benjamin Ram will be deleted from the SAI effective August 1, 2018.

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

In the PF Multi-Asset Fund section, the second sentence as added in the supplement dated May 30, 2018, is deleted and replaced with the following:

The Fund may also buy or sell total return swaps (as described in the Prospectus) that result in small-capitalization equity exposure of up to 5% of its assets.